GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 5.17%
914,231	Avery Point VII Ltd(b)(c) Series 2015-7A Class AR2 1.09%, 01/15/2028 3-mo. LIBOR + 0.96%	$ 914,237
725,000	Ballyrock Ltd(b)(c) Series 2020-2A Class A1 1.46%, 10/20/2031 3-mo. LIBOR + 1.32%	725,123
850,000	BMW Canada Auto Trust Series 2019-1 Class A3 CAD, 2.35%, 02/20/2024	677,354
600,000	Carvana Auto Receivables Trust Series 2021-N2 Class C 1.07%, 03/10/2028	600,676
1,000,000	Cent Ltd(b)(c) Series 2014-21A Class A1R3 1.10%, 07/27/2030 3-mo. LIBOR + 0.97%	1,000,080
883,333	CLI Funding LLC(b) Series 2020-3A Class A 2.07%, 10/18/2045	889,113
1,300,000	CNH Capital Canada Receivables Trust(b) Series 2021-1A Class A2 CAD, 1.00%, 11/16/2026	1,022,959
875,000	DataBank Issuer(b) Series 2021-1A Class A2 2.06%, 02/27/2051	873,233
774,908	E-Carat PLC(c) GBP, 0.63%, 05/18/2028 1-mo. SONIA + 0.58%	1,047,280
800,000	Exeter Automobile Receivables Trust Series 2021-2A Class C 0.98%, 06/15/2026	801,401
123,532	Ford Auto Securitization Trust(b) Series 2019-AA Class A2 CAD, 2.35%, 06/15/2023	97,848
875,000	Ford Credit Auto Owner Trust(b) Series 2020-2 Class A 1.06%, 04/15/2033	871,719
800,000	GMF Canada Leasing Trust(b) Series 2020-1A Class A3 CAD, 1.05%, 11/20/2025	633,563
1,125,000	Invesco Ltd(b)(c) Series 2021-1A Class A1 1.17%, 04/15/2034 3-mo. LIBOR + 1.00%	1,125,694
430,799	Invitation Homes Trust(b)(c) Series 2018-SFR4 Class A 1.18%, 01/17/2038 1-mo. LIBOR + 1.10%	431,461
1,025,000	Magnetite XIX Ltd(b)(c) Series 2017-19A Class AR 1.18%, 04/17/2034 3-mo. LIBOR + 1.05%	1,025,633
Principal Amount(a)		Fair Value
Non-Agency — (continued)
600,000	Magnetite XVII Ltd(b)(c) Series 2016-17A Class AR 1.24%, 07/20/2031 3-mo. LIBOR + 1.10%	$ 600,269
1,000,000	MBarc Credit Canada Inc(b) Series 2021-AA Class A3 CAD, 0.93%, 02/17/2026	787,178
975,000	OneMain Financial Issuance Trust(b) Series 2020-2A Class A 1.75%, 09/14/2035	987,823
840,000	Oscar US Funding X LLC(b) Series 2019-1A Class A4 3.27%, 05/11/2026	868,424
1,150,000	Race Point IX Ltd(b)(c) Series 2015-9A Class A1B2 1.33%, 10/15/2030 3-mo. LIBOR + 1.20%	1,150,031
775,000	RIN IV Ltd(b)(c) Series 2021-1A Class A 1.44%, 04/20/2033 3-mo. LIBOR + 1.30%	775,721
	Silver Arrow Canada LP(b)
	Series 2018-1A Class A3
306,437	CAD, 3.17%, 08/15/2025	243,430
	Series 2019-1A Class A3
675,000	CAD, 2.40%, 08/15/2026	540,677
646,425	SpringCastle America Funding LLC(b) Series 2020-AA Class A 1.97%, 09/25/2037	651,780
875,000	Symphony XV Ltd(b)(c) Series 2014-15A Class AR3 1.21%, 01/17/2032 3-mo. LIBOR + 1.08%	875,007
850,000	Symphony XXIV Ltd(b)(c) Series 2020-24A Class A 1.34%, 01/23/2032 3-mo. LIBOR + 1.20%	851,009
550,000	Taconic Park Ltd(b)(c) Series 2016-1A Class A1R 1.14%, 01/20/2029 3-mo. LIBOR + 1.00%	550,284
1,025,000	TCI-Flatiron Ltd(b)(c) Series 2017-1A Class AR 1.09%, 11/18/2030 3-mo. LIBOR + 0.96%	1,025,039
300,000	Tesla Auto Lease Trust(b) Series 2020-A Class B 1.18%, 01/22/2024	302,718
1,024,792	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	1,008,976
1,100,000	Thompson Park Ltd(b)(c) Series 2021-1A Class A1 1.20%, 04/15/2034 3-mo. LIBOR + 1.07%	1,100,508
	Tricon American Homes Trust(b)
	Series 2017-SFR2 Class A
1,445,839	2.93%, 01/17/2036	1,470,471

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-SFR1 Class A
572,994	2.75%, 03/17/2038	$ 595,951
876,114	Trinity Rail Leasing LLC(b) Series 2020-2A Class A1 1.83%, 11/19/2050	890,163
		28,012,833
U.S. Government Agency — 0.17%
310,000	Federal Home Loan Mortgage Corp Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	326,216
547,524	Federal National Mortgage Association Grantor Trust Series 2017-T1 Class A 2.90%, 06/25/2027	587,918
		914,134
TOTAL ASSET-BACKED SECURITIES — 5.34% (Cost $28,621,514)		$28,926,967
CORPORATE BONDS AND NOTES
Basic Materials — 0.57%
	Air Products & Chemicals Inc
125,000	1.50%, 10/15/2025	127,271
125,000	1.85%, 05/15/2027	128,781
345,000	Braskem Netherlands Finance BV(b) 5.88%, 01/31/2050	392,438
550,000	Equate Petrochemical BV(b) 2.63%, 04/28/2028	553,355
800,000	Inversiones CMPC SA(b) 3.00%, 04/06/2031	794,120
190,000	Southern Copper Corp 5.88%, 04/23/2045	256,880
450,000	Suzano Austria GmbH 3.75%, 01/15/2031	462,262
167,000	Vale Overseas Ltd 6.25%, 08/10/2026	197,339
190,000	Yara International ASA(b) 3.15%, 06/04/2030	200,425
		3,112,871
Communications — 4.50%
	AT&T Inc
5,446,000	0.90%, 03/25/2024	5,454,550
370,000	EUR, 0.25%, 03/04/2026	430,722
464,000	EUR, 2.35%, 09/05/2029	606,502
250,000	EUR, 2.05%, 05/19/2032	320,125
300,000	EUR, 1.80%, 09/14/2039	353,008
1,500,000	3.30%, 02/01/2052	1,452,388
625,000	CCO Holdings LLC / CCO Holdings Capital Corp 4.50%, 08/15/2030	644,825
Principal Amount(a)		Fair Value
Communications — (continued)
	Charter Communications Operating LLC / Charter Communications Operating Capital
683,000	4.80%, 03/01/2050	$ 766,466
924,000	3.85%, 04/01/2061	881,212
460,000	CK Hutchison Group Telecom Finance SA EUR, 1.13%, 10/17/2028	550,481
1,300,000	Iliad SA EUR, 0.75%, 02/11/2024	1,487,069
475,000	Lamar Media Corp 3.75%, 02/15/2028	488,576
580,000	Level 3 Financing Inc(b) 4.25%, 07/01/2028	584,483
965,000	Lumen Technologies Inc(b) 5.38%, 06/15/2029	984,647
600,000	Orange SA EUR, 0.04%, 09/04/2026	693,635
	Rakuten Group Inc(d)
1,957,000	EUR, 4.25%, Perpetual	2,286,333
1,075,000	5.13%, Perpetual	1,088,975
1,498,000	6.25%, Perpetual	1,580,645
500,000	T-Mobile USA Inc 4.75%, 02/01/2028	531,250
550,000	VEON Holdings BV(b) 3.38%, 11/25/2027	557,596
851,000	Verizon Communications Inc 3.70%, 03/22/2061	898,595
	Vodafone Group PLC
325,000	EUR, 3.10%, 01/03/2079	390,885
830,000	EUR, 3.00%, 08/27/2080	989,533
375,000	VTR Comunicaciones SpA(b) 5.13%, 01/15/2028	397,688
		24,420,189
Consumer, Cyclical — 2.80%
575,000	7-Eleven Inc(b) 2.80%, 02/10/2051	531,438
200,000	CK Hutchison Europe Finance 18 Ltd EUR, 1.25%, 04/13/2025	241,069
320,000	CK Hutchison Finance 16 II Ltd EUR, 0.88%, 10/03/2024	379,689
525,000	Ford Motor Co 4.75%, 01/15/2043	550,268
3,327,000	Genm Capital Labuan Ltd 3.88%, 04/19/2031	3,295,393
1,651,000	Hasbro Inc 3.90%, 11/19/2029	1,823,627
415,000	Hilton Domestic Operating Co Inc(b) 3.63%, 02/15/2032	408,775
	Lennar Corp
140,000	5.25%, 06/01/2026	159,950
460,000	4.75%, 11/29/2027	533,002
550,000	Lowe's Cos Inc 3.00%, 10/15/2050	536,321
40,000	Marriott International Inc 5.75%, 05/01/2025	45,743

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
625,000	Metalsa SA de CV(b) 3.75%, 05/04/2031	$ 610,938
650,000	Nemak SAB de CV(b) 3.63%, 06/28/2031	642,688
2,017,000	Nissan Motor Co Ltd(b) 4.81%, 09/17/2030	2,268,523
540,000	Stellantis Finance US Inc(b) 2.69%, 09/15/2031	534,758
700,000	Taylor Morrison Communities Inc 5.13%, 08/01/2030	753,389
900,000	Traton Finance Luxembourg SA EUR, 1.25%, 03/24/2033	1,049,454
775,000	Yum! Brands Inc 4.63%, 01/31/2032	827,313
		15,192,338
Consumer, Non-Cyclical — 3.32%
1,056,000	AbbVie Inc 2.95%, 11/21/2026	1,131,130
554,000	Anheuser-Busch InBev SA EUR, 3.70%, 04/02/2040	858,717
345,000	Astrazeneca Finance LLC 2.25%, 05/28/2031	350,421
660,000	AstraZeneca PLC 3.00%, 05/28/2051	680,773
468,000	Autostrade per l'Italia SpA EUR, 2.00%, 01/15/2030	568,398
825,000	BAT International Finance PLC EUR, 2.25%, 01/16/2030	1,017,511
575,000	Centene Corp 3.00%, 10/15/2030	589,375
200,000	Danaher Corp EUR, 2.50%, 03/30/2030	267,661
550,000	DaVita Inc(b) 3.75%, 02/15/2031	535,563
475,000	DH Europe Finance II SARL EUR, 0.20%, 03/18/2026	552,987
500,000	DP World Salaam(d) 6.00%, Perpetual	547,500
450,000	Elanco Animal Health Inc 5.90%, 08/28/2028	526,500
525,000	Eli Lilly & Co EUR, 1.38%, 09/14/2061	568,604
	Estee Lauder Cos Inc
35,000	2.00%, 12/01/2024	36,399
230,000	2.38%, 12/01/2029	238,872
848,000	HCA Inc 3.50%, 09/01/2030	898,363
675,000	JBS Finance Luxembourg SARL(b) 3.63%, 01/15/2032	687,663
326,000	Keurig Dr Pepper Inc 4.06%, 05/25/2023	344,531
155,000	Kraft Heinz Foods Co 3.88%, 05/15/2027	169,246
825,000	MARB BondCo PLC(b) 3.95%, 01/29/2031	788,098
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
	Medtronic Global Holdings SCA
150,000	EUR, 1.63%, 03/07/2031	$ 190,742
375,000	EUR, 0.75%, 10/15/2032	436,718
713,000	EUR, 1.63%, 10/15/2050	844,766
650,000	Molina Healthcare Inc 4.38%, 06/15/2028	676,247
400,000	Nestle Finance International Ltd EUR, 1.50%, 04/01/2030	509,618
250,000	PayPal Holdings Inc 2.40%, 10/01/2024	262,709
1,120,000	Royalty Pharma PLC 3.30%, 09/02/2040	1,116,473
1,101,000	Takeda Pharmaceutical Co Ltd EUR, 2.00%, 07/09/2040	1,368,885
525,000	United Rentals North America Inc 4.00%, 07/15/2030	544,687
646,000	Viatris Inc(b) 4.00%, 06/22/2050	686,609
		17,995,766
Energy — 5.10%
819,000	Aker BP ASA(b) 3.75%, 01/15/2030	876,859
864,000	BP Capital Markets PLC(d) EUR, 3.63%, Perpetual	1,083,378
650,000	Cameron LNG LLC(b) 2.90%, 07/15/2031	689,172
500,000	Cheniere Energy Inc 4.63%, 10/15/2028	526,875
985,000	Cheniere Energy Partners LP(b) 4.00%, 03/01/2031	1,031,492
525,000	Continental Resources Inc(b) 5.75%, 01/15/2031	634,594
1,100,000	Diamondback Energy Inc 3.13%, 03/24/2031	1,142,203
800,000	Energy Transfer LP 6.25%, 04/15/2049	1,051,208
	EQT Corp
1,000,000	3.00%, 10/01/2022	1,017,600
1,100,000	3.13%, 05/15/2026(b)	1,127,632
1,699,000	Galaxy Pipeline Assets Bidco Ltd 2.94%, 09/30/2040	1,695,457
1,129,000	Lundin Energy Finance BV(b) 3.10%, 07/15/2031	1,144,744
325,000	Occidental Petroleum Corp 8.88%, 07/15/2030	441,490
	Petroleos Mexicanos
234,880,000	MXN, 7.19%, 09/12/2024	10,820,209
410,000	6.84%, 01/23/2030	423,485
400,000	Pioneer Natural Resources Co 1.90%, 08/15/2030	382,718
455,000	SA Global Sukuk Ltd(b) 1.60%, 06/17/2026	452,161
240,000	Saudi Arabian Oil Co(b) 1.63%, 11/24/2025	240,012

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
225,000	Sinopec Group Overseas Development 2018 Ltd(b) 1.45%, 01/08/2026	$ 224,067
385,000	Western Midstream Operating LP 5.30%, 02/01/2030	425,425
	Wintershall Dea Finance BV
1,300,000	EUR, 3.00%, Perpetual(d)	1,491,294
600,000	EUR, 1.82%, 09/25/2031	734,755
		27,656,830
Financial — 12.11%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
300,000	2.88%, 08/14/2024	312,545
375,000	6.50%, 07/15/2025	434,776
150,000	4.45%, 10/01/2025	163,955
575,000	Air Lease Corp 2.88%, 01/15/2026	600,815
	Ally Financial Inc
1,096,000	4.70%, Perpetual(d)	1,140,772
215,000	5.75%, 11/20/2025	245,841
250,000	American Express Co 2.50%, 07/30/2024	262,810
	Avolon Holdings Funding Ltd(b)
2,599,000	4.25%, 04/15/2026	2,795,393
1,692,000	2.75%, 02/21/2028	1,687,661
1,200,000	Banco de Sabadell SA(d) EUR, 5.75%, Perpetual	1,482,104
450,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(b) 5.38%, 04/17/2025	502,965
	Banco Santander SA
400,000	EUR, 4.38%, Perpetual(d)	483,739
400,000	EUR, 2.50%, 03/18/2025	500,174
500,000	EUR, 0.88%, 05/09/2031	617,942
	Banque Centrale de Tunisie International Bond
1,187,000	EUR, 6.75%, 10/31/2023	1,196,487
1,095,000	EUR, 5.63%, 02/17/2024	1,071,951
1,238,000	5.75%, 01/30/2025	1,046,610
4,152,000	EUR, 6.38%, 07/15/2026	4,014,017
975,000	Barclays PLC(d) 7.88%, Perpetual	997,483
525,000	Berkshire Hathaway Inc EUR, (0.08%), 03/12/2025	609,913
680,000	Capital One Financial Corp 2.36%, 07/29/2032	665,741
875,000	CIT Group Inc 6.13%, 03/09/2028	1,057,761
	Citigroup Inc(d)
940,000	5.35%, Perpetual	969,375
489,000	5.90%, Perpetual	509,783
525,000	Citizens Bank NA 2.25%, 04/28/2025	545,996
Principal Amount(a)		Fair Value
Financial — (continued)
400,000	Credit Agricole Home Loan SFH SA EUR, 1.25%, 03/24/2031	$ 511,613
545,000	Credit Agricole SA 3.25%, 01/14/2030	571,765
	Credit Suisse Group AG(b)
600,000	4.28%, 01/09/2028	666,889
784,000	3.09%, 05/14/2032	801,660
	CyrusOne LP / CyrusOne Finance Corp REIT
100,000	2.90%, 11/15/2024	104,798
379,000	EUR, 1.45%, 01/22/2027	441,041
469,000	3.45%, 11/15/2029	488,464
	Deutsche Bank AG
1,400,000	EUR, 4.63%, Perpetual(d)	1,699,055
900,000	EUR, 1.75%, 11/19/2030	1,097,035
500,000	EUR, 5.63%, 05/19/2031	687,152
1,700,000	3.55%, 09/18/2031	1,814,106
900,000	EUR, 1.38%, 02/17/2032	1,054,738
200,000	Development Bank of Kazakhstan JSC 4.13%, 12/10/2022	207,000
325,000	Digital Euro Finco LLC REIT EUR, 2.63%, 04/15/2024	400,603
1,200,000	Equinix Inc REIT 1.00%, 09/15/2025	1,183,520
250,000	First Republic Bank 1.91%, 02/12/2024	255,049
1,143,000	Global Atlantic Fin Co(b) 3.13%, 06/15/2031	1,155,322
850,000	GLP Capital LP / GLP Financing II Inc REIT 5.38%, 04/15/2026	966,407
775,000	Goldman Sachs Group Inc(d) 3.80%, Perpetual	793,406
	Healthcare Trust of America Holdings LP REIT
230,000	3.50%, 08/01/2026	249,298
260,000	3.10%, 02/15/2030	273,400
575,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25%, 05/15/2027	596,562
	ING Groep NV
300,000	EUR, 3.00%, 04/11/2028	363,117
200,000	EUR, 2.00%, 03/22/2030	243,729
	Intesa Sanpaolo SpA(d)
734,000	EUR, 5.88%, Perpetual	993,701
1,068,000	EUR, 7.75%, Perpetual	1,508,007
600,000	JAB Holdings BV EUR, 2.25%, 12/19/2039	719,917
240,000	Jackson National Life Global Funding(b) 3.30%, 02/01/2022	242,447
1,848,000	JPMorgan Chase & Co(d) 5.00%, Perpetual	1,928,850
250,000	KeyCorp 2.25%, 04/06/2027	258,318
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	1,285,653

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
285,000	Marsh & McLennan Cos Inc EUR, 1.98%, 03/21/2030	$ 365,905
450,000	Mastercard Inc 3.35%, 03/26/2030	500,578
295,000	MDGH - GMTN BV 2.50%, 11/07/2024	308,051
475,000	MPT Operating Partnership LP / MPT Finance Corp REIT EUR, 0.99%, 10/15/2026	550,847
660,000	Nationwide Building Society(d) GBP, 5.75%, Perpetual	985,567
	NatWest Group PLC
617,000	GBP, 5.13%, Perpetual(d)	891,618
500,000	3.88%, 09/12/2023	530,121
425,000	Pricoa Global Funding I(b) 2.40%, 09/23/2024	445,377
325,000	Prologis LP REIT 2.25%, 04/15/2030	330,836
250,000	PTT Treasury Center Co Ltd(b) 3.70%, 07/16/2070	249,354
800,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b) 3.63%, 03/01/2029	809,000
250,000	Royal Bank of Canada 2.55%, 07/16/2024	262,287
	SBA Tower Trust REIT(b)
600,000	2.84%, 01/15/2025	621,405
840,000	1.88%, 01/15/2026	850,522
1,592,000	Scentre Group Trust 2 REIT(b) 4.75%, 09/24/2080	1,702,644
1,173,000	Simon International Finance SCA REIT EUR, 1.13%, 03/19/2033	1,365,411
250,000	SLM Corp 4.20%, 10/29/2025	268,025
	Spirit Realty LP REIT
737,000	4.00%, 07/15/2029	816,484
565,000	3.20%, 02/15/2031	586,686
525,000	Truist Financial Corp 2.50%, 08/01/2024	552,231
475,000	UBS Group AG(b)(d) 7.00%, Perpetual	518,206
982,000	UniCredit SpA(d) EUR, 7.50%, Perpetual	1,339,401
250,000	US Bancorp 2.40%, 07/30/2024	261,902
551,000	VICI Properties LP / VICI Note Co Inc REIT(b) 3.50%, 02/15/2025	562,020
525,000	Visa Inc 1.90%, 04/15/2027	542,025
1,720,000	Westpac Banking Corp 2.67%, 11/15/2035	1,684,164
	WPC Eurobond BV REIT
100,000	EUR, 2.13%, 04/15/2027	125,660
135,000	EUR, 1.35%, 04/15/2028	161,788
		65,667,346
Principal Amount(a)		Fair Value
Industrial — 1.42%
1,300,000	Abertis Infraestructuras Finance BV(d) EUR, 3.25%, Perpetual	$ 1,544,454
275,000	Berry Global Inc(b) 1.57%, 01/15/2026	274,928
	Carrier Global Corp
450,000	2.49%, 02/15/2027	470,508
150,000	2.72%, 02/15/2030	155,184
1,880,000	DAE Funding LLC 3.38%, 03/20/2028	1,937,378
691,000	General Electric Co EUR, 4.13%, 09/19/2035	1,078,301
700,000	La Poste SA EUR, 1.38%, 04/21/2032	871,610
1,075,000	Mozart Debt Merger Sub 3.88%, 04/01/2029	1,075,000
260,000	Republic Services Inc 2.50%, 08/15/2024	272,266
		7,679,629
Technology — 1.14%
1,092,000	Broadcom Inc(b) 3.50%, 02/15/2041	1,078,989
325,000	Dell International LLC / EMC Corp 6.02%, 06/15/2026	386,597
325,000	Fidelity National Information Services Inc EUR, 1.50%, 05/21/2027	398,976
275,000	Hewlett Packard Enterprise Co 2.25%, 04/01/2023	281,769
	Oracle Corp
1,074,000	3.65%, 03/25/2041	1,110,773
1,042,000	3.95%, 03/25/2051	1,098,913
1,600,000	Ubisoft Entertainment SA EUR, 0.88%, 11/24/2027	1,836,714
		6,192,731
Utilities — 1.46%
450,000	EDP Finance BV EUR, 0.38%, 09/16/2026	526,520
	Electricite de France SA
200,000	EUR, 3.00%, Perpetual(d)	240,739
500,000	EUR, 5.38%, Perpetual(d)	645,054
400,000	GBP, 6.00%, Perpetual(d)	594,856
1,000,000	EUR, 2.00%, 12/09/2049	1,224,972
575,000	Enel Finance International NV EUR, 0.38%, 06/17/2027	671,315
1,025,000	NRG Energy Inc(b) 3.63%, 02/15/2031	1,006,806
370,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara EUR, 1.88%, 11/05/2031	416,930
510,000	Southern Co EUR, 1.88%, 09/15/2081	587,628
	Vistra Operations Co LLC(b)
1,051,000	3.70%, 01/30/2027	1,108,373

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
834,000	4.30%, 07/15/2029	$ 888,841
		7,912,034
TOTAL CORPORATE BONDS AND NOTES — 32.42% (Cost $177,073,570)		$175,829,734
FOREIGN GOVERNMENT BONDS AND NOTES
750,000	Africa Finance Corp(b) 2.88%, 04/28/2028	754,500
	African Export-Import Bank
550,000	5.25%, 10/11/2023	593,428
1,000,000	3.80%, 05/17/2031(b)	1,035,000
3,334,000	3.80%, 05/17/2031	3,450,690
	Australia Government Bond
500,000	AUD, 3.00%, 03/21/2047	406,995
3,277,000	AUD, 1.75%, 06/21/2051	2,053,692
	Banque Ouest Africaine de Developpement
550,000	5.00%, 07/27/2027	615,973
1,476,000	EUR, 2.75%, 01/22/2033	1,825,979
8,875,000	Bundesobligation EUR, (0.60%), 04/10/2026	10,563,543
4,100,000	Bundesrepublik Deutschland Bundesanleihe EUR, (0.33%), 08/15/2030	4,894,649
	Canadian Government Bond
5,775,000	CAD, 1.25%, 06/01/2030	4,497,697
9,260,000	CAD, 0.50%, 12/01/2030	6,730,059
850,000	CAD, 3.50%, 12/01/2045	870,592
62,170,000	China Government Bond CNY, 3.81%, 09/14/2050	10,208,765
	China Government International Bond
285,000	EUR, 0.25%, 11/25/2030	325,177
223,000	EUR, 0.50%, 11/12/2031	258,075
2,300,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	624,573
1,647,633	Deutsche Bundesrepublik Inflation Linked Bond(e) EUR, 0.10%, 04/15/2026	2,298,774
600,000	Egypt Government International Bond(b) 7.30%, 09/30/2033	582,480
1,900,000	European Union EUR, 1.38%, 10/04/2029	2,465,840
750,000	Finland Government Bond(b) EUR, 0.50%, 09/15/2027	914,030
	French Republic Government Bond OAT
4,750,000	EUR, 0.25%, 11/25/2026	5,684,451
897,057	EUR, 0.75%, 11/25/2028	1,108,088
1,576,034	EUR, 0.16%, 11/25/2031	1,796,843
611,277	EUR, 3.25%, 05/25/2045	1,099,120
575,000	Ghana Government International Bond(b) 8.63%, 04/07/2034	546,538
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
230,000	Hungary Government International Bond 7.63%, 03/29/2041	$ 382,950
18,827,000,000	Indonesia Treasury Bond IDR, 7.00%, 09/15/2030	1,379,222
1,375,000	Ireland Government Bond EUR, 1.00%, 05/15/2026	1,697,941
	Italy Buoni Poliennali Del Tesoro
956,000	EUR, 0.90%, 04/01/2031	1,115,241
409,000	EUR, 2.45%, 09/01/2033(b)	546,911
1,002,000	EUR, 0.95%, 03/01/2037(b)	1,102,096
2,175,000	EUR, 2.45%, 09/01/2050(b)	2,889,654
2,406,000	EUR, 2.15%, 03/01/2072(b)	2,734,028
485,000	Ivory Coast Government International Bond(b) EUR, 4.88%, 01/30/2032	546,464
	Japan Government Ten Year Bond
2,895,150,000	JPY, 1.00%, 03/20/2022	26,144,666
669,400,000	JPY, 0.10%, 03/20/2027	6,072,447
349,600,000	JPY, 0.10%, 09/20/2027	3,173,053
	Japan Government Thirty Year Bond
589,700,000	JPY, 1.50%, 03/20/2045	6,422,350
752,750,000	JPY, 0.70%, 12/20/2048	6,896,663
151,600,000	JPY, 0.40%, 03/20/2050	1,273,456
	Japan Government Twenty Year Bond
601,000,000	JPY, 1.70%, 09/20/2033	6,388,437
431,500,000	JPY, 1.50%, 06/20/2034	4,517,151
831,850,000	JPY, 0.40%, 03/20/2036	7,634,380
	Japanese Government CPI Linked Bond(e)
465,000,000	JPY, 0.10%, 03/10/2026	4,348,495
367,300,000	JPY, 0.10%, 03/10/2028	3,432,767
	Kingdom of Belgium Government Bond(b)
945,081	EUR, 1.00%, 06/22/2031	1,195,402
1,025,000	EUR, 1.90%, 06/22/2038	1,451,344
	Mexican Bonos
475,000(f)	MXN, 5.75%, 03/05/2026	2,194,322
615,000(f)	MXN, 7.75%, 05/29/2031	3,054,606
	Mexico Government International Bond
550,000	6.05%, 01/11/2040	672,700
3,990,000	EUR, 4.00%, 03/15/2115	5,021,493
1,625,000	Netherlands Government Bond(b) EUR, 0.75%, 07/15/2027	2,013,265
477,000	New Zealand Government Bond NZD, 1.50%, 05/15/2031	314,755
275,000	Nigeria Government International Bond(b) 7.38%, 09/28/2033	277,200
1,733,000	Oman Government International Bond 6.25%, 01/25/2031	1,849,978

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
700,000	Philippine Government International Bond EUR, 0.12%, 02/03/2023	$ 809,522
	Republic of Austria Government Bond(b)
896,000	EUR, 0.75%, 02/20/2028	1,108,306
1,225,000	EUR, 0.04%, 02/20/2031	1,413,986
650,000	Republic of Italy Government International Bond 2.88%, 10/17/2029	672,532
82,383,292	Republic of South Africa Government Bond ZAR, 8.50%, 01/31/2037	4,582,315
	Romanian Government International Bond
773,000	EUR, 2.12%, 07/16/2031	893,252
694,000	EUR, 2.00%, 04/14/2033	766,350
2,736,000	EUR, 2.63%, 12/02/2040	2,950,572
475,000	EUR, 2.75%, 04/14/2041(b)	510,845
2,118,000	EUR, 2.75%, 04/14/2041	2,277,833
2,123,000	EUR, 2.88%, 04/13/2042	2,293,174
637,000	EUR, 3.38%, 01/28/2050	725,175
95,010,000	Russian Federal Bond RUB, 7.65%, 04/10/2030	1,345,754
500,000	Senegal Government International Bond(b) EUR, 5.38%, 06/08/2037	571,285
	Serbia International Bond(b)
200,000	EUR, 3.13%, 05/15/2027	254,360
750,000	EUR, 2.05%, 09/23/2036	814,896
6,000,000	Singapore Government Bond SGD, 2.63%, 05/01/2028	4,787,892
350,000	Slovenia Government Bond EUR, 0.19%, 02/12/2031	398,255
	Spain Government Bond(b)
963,000	EUR, 0.85%, 07/30/2037	1,105,416
1,410,000	EUR, 2.90%, 10/31/2046	2,235,917
286,000	EUR, 2.70%, 10/31/2048	440,594
470,000	Ukraine Government International Bond (0.47%), 05/31/2040	512,669
	United Kingdom Gilt
2,750,000	GBP, 0.38%, 10/22/2026	3,654,607
1,809,541	GBP, 4.75%, 12/07/2030	3,252,476
2,375,000	GBP, 0.25%, 07/31/2031	2,964,894
3,049,140	GBP, 3.50%, 01/22/2045	5,827,536
1,000,000	GBP, 0.63%, 10/22/2050	1,102,173
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 40.79% (Cost $224,725,923)		$221,221,574
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.91%
350,000	Arbor Multifamily Mortgage Securities Trust(b) Series 2021-MF3 Class A5 2.57%, 10/15/2054	359,935
Principal Amount(a)		Fair Value
Non-Agency — (continued)
775,000	Bank Series 2019-BN19 Class A2 2.93%, 08/15/2061	$ 818,851
500,000	BBCMS Mortgage Trust(b)(c) Series 2019-BWAY Class A 1.04%, 11/15/2034 1-mo. LIBOR + 0.95%	498,687
	Benchmark Mortgage Trust
	Series 2020-B16 Class A5
775,000	2.73%, 02/15/2053	813,933
	Series 2021-B27 Class A5
925,000	2.39%, 07/15/2054	944,362
1,000,000	BF Mortgage Trust(b)(c) Series 2019-NYT Class B 1.48%, 12/15/2035 1-mo. LIBOR + 1.40%	1,000,995
494,218	Brass No 10 PLC(b)(g) Series 10A Class A1 0.67%, 04/16/2069	494,215
775,000	BX Commercial Mortgage Trust(b)(c) Series 2020-VKNG Class A 1.01%, 10/15/2037 1-mo. LIBOR + 0.93%	776,450
900,000	BXHPP Trust(b)(c) Series 2021-FILM Class B 0.98%, 08/15/2036 1-mo. LIBOR + 0.90%	900,564
1,450,000	CAMB Commercial Mortgage Trust(b)(c) Series 2019-LIFE Class A 1.15%, 12/15/2037 1-mo. LIBOR + 1.07%	1,451,800
425,000	CGDB Commercial Mortgage Trust(b)(c) Series 2019-MOB Class A 1.03%, 11/15/2036 1-mo. LIBOR + 0.95%	425,000
	CHC Commercial Mortgage Trust(b)(c)
	Series 2019-CHC Class A
670,109	1.20%, 06/15/2034 1-mo. LIBOR + 1.12%	670,109
	Series 2019-CHC Class B
297,826	1.58%, 06/15/2034 1-mo. LIBOR + 1.50%	297,467
	COMM Mortgage Trust
	Series 2014-CR19 Class A5
500,000	3.80%, 08/10/2047	537,914
	Series 2020-CX Class A
1,150,000	2.17%, 11/10/2046(b)	1,154,206
950,000	DBWF Mortgage Trust(b) Series 2016-85T Class A 3.79%, 12/10/2036	1,042,797
833,613	Gemgarto PLC(b)(c) Series 2021-1A Class A GBP, 0.64%, 12/16/2067 3-mo. SONIA + 0.59%	1,128,380
508,459	HPLY Trust(b)(c) Series 2019-HIT Class A 1.08%, 11/15/2036 1-mo. LIBOR + 1.00%	508,612

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
382,500	Lanark Master Issuer PLC(b)(c) Series 2020-1A Class 2A GBP, 0.62%, 12/22/2069 3-mo. SONIA + 0.57%	$ 518,406
775,000	Morgan Stanley Capital I Trust Series 2019-L2 Class A3 3.81%, 03/15/2052	850,986
590,864	Wells Fargo Commercial Mortgage Trust(b)(c) Series 2021-SAVE Class A 1.23%, 02/15/2040 1-mo. LIBOR + 1.15%	594,165
		15,787,834
U.S. Government Agency — 8.01%
620,000	FARM Mortgage Trust(b)(g) Series 2021-1 Class A 2.18%, 01/25/2051	619,683
296,115	Federal Home Loan Mortgage Corp Multifamily Structured Credit Risk(b)(c) Series 2021-MN1 Class M1 2.05%, 01/25/2051 1-mo. SOFR + 2.00%	298,099
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series KC02 Class A2
325,000	3.37%, 07/25/2025	339,948
	Series KL3W Class AFLW
419,067	0.54%, 08/25/2025(c) 1-mo. LIBOR + 0.45%	421,141
8,000,000	Government National Mortgage Association 3.50%, TBA	8,412,031
	Seasoned Credit Risk Transfer Trust
	Series 2017-4 Class M45T
212,008	4.50%, 06/25/2057	234,840
	Series 2018-4 Class M55D
347,833	4.00%, 03/25/2058	376,331
	Series 2019-3 Class M55D
269,610	4.00%, 10/25/2058	293,499
	Series 2020-3 Class TTU
425,125	2.50%, 05/25/2060	440,934
	Seasoned Loans Structured Transaction Trust
	Series 2018-2 Class A1
384,038	3.50%, 11/25/2028	405,148
	Series 2019-1 Class A2
400,000	3.50%, 05/25/2029	428,702
	Series 2019-2 Class A1C
449,633	2.75%, 09/25/2029	469,351
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series 2019-3 Class A2C
500,000	2.75%, 11/25/2029	$ 528,362
	Uniform Mortgage-Backed Security(h)
1,350,000	2.00%, TBA	1,353,639
8,850,000	2.50%, TBA	9,124,834
10,650,000	3.00%, TBA	11,143,810
8,000,000	3.50%, TBA	8,535,781
		43,426,133
TOTAL MORTGAGE-BACKED SECURITIES — 10.92% (Cost $59,049,656)		$59,213,967
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
8,500,000	0.13%, 05/15/2023	8,487,715
4,556,800	2.50%, 01/31/2024	4,782,504
2,556,800	2.13%, 05/15/2025	2,687,037
4,750,000	0.75%, 05/31/2026	4,710,108
17,286,600	0.88%, 06/30/2026	17,225,827
2,699,400	2.88%, 05/15/2028	2,977,248
6,100,000	4.50%, 02/15/2036	8,335,316
1,732,800	3.63%, 08/15/2043	2,224,144
9,014,100	3.38%, 11/15/2048	11,483,118
TOTAL U.S. TREASURY BONDS AND NOTES — 11.60% (Cost $63,491,597)		$62,913,017
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.72%
$9,300,000	U.S. Treasury Bill(i) 0.05%, 10/14/2021	9,299,834
TOTAL SHORT TERM INVESTMENTS — 1.72% (Cost $9,299,834)		$9,299,834
TOTAL INVESTMENTS — 102.79% (Cost $562,262,094)		$557,405,093
OTHER ASSETS & LIABILITIES, NET — (2.79)%		$(15,117,596)
TOTAL NET ASSETS — 100.00%		$542,287,497

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2021.
(d)	Security has no contractual maturity date and pays an indefinite stream of interest.
(e)	Principal amount of the security is adjusted for inflation.
(f)	Principal amount is stated in 100 Mexican Peso Units.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
TBA	To Be Announced
At September 30, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Short
Canadian 10 Year Bond Futures	71	USD	10,163,650	December 2021	$161,578
Euro-Bobl Futures	5	EUR	674,650	December 2021	(417)
Euro-BTP Futures	1	EUR	151,950	December 2021	2,480
Euro-Bund Futures	27	EUR	4,585,140	December 2021	9,863
Euro-Buxl 30 Year Bond Futures	19	EUR	3,863,460	December 2021	129,200
Euro-Schatz Futures	6	EUR	673,230	December 2021	626
Long Gilt Futures	199	GBP	24,904,850	December 2021	672,732
U.S. 10 Year Treasury Note Futures	108	USD	14,213,812	December 2021	220,218
U.S. 5 Year Treasury Note Futures	6	USD	736,440	December 2021	4,875
U.S. Long Bond Futures	6	USD	955,313	December 2021	30,188
U.S. Treasury Bond Futures	196	USD	28,469,000	December 2021	482,814
Long
10 Year Commonwealth Treasury Futures	14	AUD	1,378,790	December 2021	(36,139)
Australian 3 Year Treasury Bond Futures	44	AUD	4,379,100	December 2021	(9,240)
Euro 10 Year Treasury Note Futures	14	EUR	2,323,300	December 2021	(47,540)
Euro-BTP Futures	40	EUR	6,078,000	December 2021	(116,525)
U.S. 10 Year Treasury Note Futures	11	USD	1,447,710	December 2021	(172)
U.S. 2 Year Treasury Note Futures	4	USD	880,240	December 2021	(562)
U.S. 5 Year Treasury Note Futures	4	USD	490,969	December 2021	(3,062)
U.S. Long Bond Futures	20	USD	3,184,400	December 2021	(76,875)
U.S. Ultra Bond Futures	18	USD	3,439,125	December 2021	(131,941)
				Net Appreciation	$1,292,101
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
At September 30, 2021, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
AZB	AUD	1,686,500	USD	1,251,897	October 27, 2021	$(32,647)
AZB	THB	27,086,054	USD	818,654	October 27, 2021	(14,879)
AZB	USD	698,490	EUR	595,000	October 27, 2021	8,910
BA	CNY	35,156,535	USD	5,430,000	October 27, 2021	10,243
BA	EUR	10,401,051	USD	12,363,695	October 27, 2021	(309,324)
BA	MXN	19,715,517	USD	958,236	October 27, 2021	(7,172)
BB	EUR	4,750,000	USD	5,530,063	October 29, 2021	(24,802)
BB	IDR	14,540,000,000	USD	1,007,693	December 15, 2021	(896)
BB	INR	80,260,000	USD	1,071,019	December 15, 2021	282
BB	JPY	1,972,134,742	USD	17,841,512	October 29, 2021	(118,039)
BB	NZD	650,000	USD	460,067	October 29, 2021	(11,444)
BB	USD	3,000,000	CAD	3,762,690	October 27, 2021	29,316
BB	USD	938,447	RUB	69,955,000	December 15, 2021	(8,055)
BBH	USD	380,025	EUR	325,000	October 27, 2021	3,364
BBH	USD	757,997	JPY	83,000,000	October 27, 2021	12,091
BBH	ZAR	3,500,000	USD	240,550	October 27, 2021	(9,024)
BNP	AUD	777,795	USD	573,097	October 27, 2021	(10,792)
BNP	CZK	8,945,466	USD	416,333	October 27, 2021	(7,741)
BNP	EUR	2,300,000	HUF	809,735,789	October 27, 2021	73,109
BNP	GBP	471,540	USD	657,869	October 27, 2021	(22,513)
BNP	ILS	1,346,090	USD	419,112	October 27, 2021	(1,561)
BNP	KRW	3,189,695,301	USD	2,700,000	October 27, 2021	(8,221)
BNP	SGD	743,586	USD	549,759	October 27, 2021	(2,257)
BNP	USD	2,720,000	CAD	3,426,928	October 27, 2021	14,404
BNP	USD	241,337	EUR	203,274	October 27, 2021	5,751
BNP	USD	650,000	GBP	475,208	October 27, 2021	9,702
BNP	USD	381,873	IDR	5,550,114,119	October 27, 2021	(4,624)
BNP	USD	1,125,829	INR	83,265,319	October 27, 2021	8,422
BNP	USD	4,734,543	JPY	514,637,320	October 27, 2021	109,588
BNP	USD	9,155,336	MXN	183,922,423	October 27, 2021	283,034
CA	GBP	629,943	USD	876,520	October 27, 2021	(27,730)
CGM	EUR	1,070,000	HUF	376,934,785	October 27, 2021	32,030
CGM	KRW	6,672,310,909	USD	5,803,221	October 27, 2021	(172,468)
CGM	MXN	2,038,868	USD	99,072	October 27, 2021	(719)
FB	CAD	6,991,406	USD	5,440,000	October 27, 2021	79,790
FB	EUR	4,900,000	GBP	4,186,325	October 27, 2021	42,912
GS	CLP	1,096,875,000	USD	1,350,000	October 27, 2021	(90)
GS	KRW	3,515,335,000	USD	3,007,799	December 15, 2021	(43,124)
GS	MXN	12,236,546	USD	594,434	October 27, 2021	(4,151)
GS	MYR	3,270,000	USD	784,643	December 15, 2021	(6,633)
GS	USD	1,982,250	CAD	2,510,817	October 29, 2021	(66)
GS	USD	4,529,649	CNY	29,578,608	October 27, 2021	(47,446)
GS	USD	5,029,090	MXN	101,212,433	December 15, 2021	181,202
GS	USD	1,085,302	TWD	30,090,000	December 15, 2021	(1,407)
HSB	CLP	1,054,852,050	USD	1,370,000	October 27, 2021	(71,807)
HSB	CNY	53,524,000	USD	8,264,085	December 15, 2021	(17,639)
HSB	GBP	1,384,299	USD	1,892,627	October 29, 2021	(27,413)
HSB	ILS	3,000,000	USD	936,962	December 15, 2021	(5,845)
HSB	NOK	2,250,000	USD	262,151	October 29, 2021	(4,816)
HSB	PLN	1,961,000	USD	508,706	December 15, 2021	(15,716)
HSB	SEK	9,615,000	USD	1,114,361	October 29, 2021	(15,600)
HSB	USD	195,895	DKK	1,240,000	October 29, 2021	2,642
HSB	USD	677,658	EUR	580,000	October 29, 2021	5,437
HSB	USD	939,380	INR	69,499,084	October 27, 2021	6,714
HSB	USD	2,700,000	KRW	3,182,220,000	October 27, 2021	14,530
JPM	AUD	5,364,436	USD	3,906,348	October 29, 2021	(28,144)
JPM	CHF	1,250,000	USD	1,355,337	October 29, 2021	(12,952)
JPM	CZK	7,210,000	USD	335,530	December 15, 2021	(6,681)
JPM	EUR	1,160,000	USD	1,347,846	October 29, 2021	(3,403)
JPM	THB	30,220,000	USD	922,410	December 15, 2021	(26,190)
JPM	USD	1,349,359	CZK	29,710,000	December 15, 2021	(5,717)
JPM	USD	539,505	NZD	770,000	October 29, 2021	8,060
JPM	USD	4,437,053	SGD	5,958,612	December 15, 2021	50,337
MS	KZT	891,460,599	USD	2,053,140	December 20, 2021	(372)
MS	KZT	289,834,117	USD	666,860	December 22, 2021	225
HSB	USD	950,275	EUR	800,000	October 27, 2021	23,109
RBS	CAD	1,101,774	USD	876,580	October 27, 2021	(6,717)
RBS	CNY	124,859,519	USD	19,208,477	October 27, 2021	112,712
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
RBS	USD	2,700,000	CNY	17,648,469	October 27, 2021	$(30,985)
RBS	USD	1,697,228	MXN	34,275,000	October 27, 2021	43,824
RBS	USD	5,099,113	ZAR	74,197,213	October 27, 2021	190,931
SAH	USD	1,698,279	CNY	11,090,439	October 27, 2021	(17,894)
SAH	USD	953,022	INR	70,465,480	October 27, 2021	7,387
SSB	USD	3,919,847	EUR	3,308,465	October 27, 2021	85,479
TD	HUF	1,239,628,548	EUR	3,467,042	October 27, 2021	(46,953)
TD	MXN	35,164,993	USD	1,706,810	October 27, 2021	(10,473)
TD	USD	1,902,072	CNY	12,418,439	October 27, 2021	(19,600)
TD	USD	15,744,816	EUR	13,227,603	October 27, 2021	414,592
TD	USD	17,207,553	JPY	1,872,728,154	October 27, 2021	377,677
UBS	AUD	3,662,880	USD	2,720,000	October 27, 2021	(71,930)
UBS	CHF	1,263,296	USD	1,400,000	October 27, 2021	(43,414)
UBS	JPY	33,100,000	USD	301,232	October 27, 2021	(3,768)
UBS	PLN	2,118,356	USD	551,902	October 27, 2021	(19,255)
UBS	RUB	40,870,280	USD	551,109	October 27, 2021	7,438
UBS	SEK	9,444,782	USD	1,097,726	October 27, 2021	(18,447)
UBS	USD	2,730,000	AUD	3,670,983	October 27, 2021	76,072
					Net Appreciation	$901,760
At September 30, 2021, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount(c)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
CDX.NA.HY.36 Index(a)	$7,850,000	$(724,362)	$(777,076)	5.00	June 20, 2026	$52,714	Buy	Quarterly
CDX.EM.35 Index(b)	14,250,000	453,902	395,654	1.00	June 20, 2026	58,249	Buy	Quarterly
iTraxx Europe Crossover Series 36 Version 1	19,874,000	(2,724,835)	(2,749,120)	5.00	December 20, 2026	24,284	Sell	Quarterly
CDX.NA.HY.37 Index(a)	8,615,000	(802,056)	(827,974)	5.00	December 20, 2026	25,917	Sell	Quarterly
					Net Appreciation	$161,164
(a) Based on an index of North American bonds with high yield grade credit ratings that trade in the credit default swap market.
(b) Based on an index of Emerging Market bonds that trade in the credit default swap market.
(c) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement
At September 30, 2021, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
3-mo. JIBAR	4.72%	661,800,000	October 27, 2023	$199,501	Quarterly
6-mo. BBSW	0.45%	14,800,000	October 27, 2024	45,941	Semi-Annual
0.90	3-mo. LIBOR	32,500,000	October 27, 2026	(302,624)	Quarterly
2.58	7-day CNRR	215,260,000	October 27, 2026	117,554	Weekly
3-mo. LIBOR	0.89%	26,000,000	October 27, 2026	247,265	Quarterly
7.39	28-day MXTIIE	89,114,832	October 15, 2031	(19,931)	Monthly
7.44	28-day MXTIIE	89,685,168	October 15, 2031	(4,345)	Monthly
1.56	3-mo. KRW-CD-KSDA	7,444,400,000	October 27, 2031	(222,645)	Quarterly
0.06	6-mo. EURIBOR	16,800,000	October 27, 2031	(216,226)	Semi-Annual
3-mo. LIBOR	1.33%	32,600,000	October 27, 2031	676,016	Quarterly
0.73	6-mo. GBP LIBOR	2,220,000	February 26, 2050	(386,414)	Semi-Annual
6-mo. EURIBOR	0.27%	200,000	October 27, 2071	8,674	Semi-Annual
6-mo. EURIBOR	0.16%	2,400,000	October 27, 2071	245,977	Semi-Annual
			Net Appreciation	$388,743
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Counterparty Abbreviations:
AZB	Australia New Zealand Bank
BA	Bank of America Corp
BB	Barclays Bank PLC
BBH	Brown Brothers Harriman
BBSW	Bank Bill Swap Rate is a short-term rate used as a benchmark for pricing Australian dollar derivatives and securities.
BNP	BNP Paribas Securities Corp
CA	Credit Agricole
CGM	Citigroup Global Markets
CNRR	China Fixing Repo Rate
EUROIBOR	Euro Interbank Offered Rate is the interest rate published by European Money Markets Institute, that banks offer to lend unsecured funds to other banks.
FB	Credit Suisse
GS	Goldman Sachs
HSB	HSBC Bank USA
JIBAR	Johannesburg Interbank Average Rate is the benchmark for short-term interest rates in South Africa.
JPM	JP Morgan Chase & Co
KRW-CD-KSDA	South Korean Interbank Offered Rate
MS	Morgan Stanley & Co LLC
MXTIIE	Mexico Interbank Offered Rate
RBS	Royal Bank of Scotland
SAH	Standard Chartered Bank
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Summary of Investments by Country as of September 30, 2021.
Country	Fair Value	Percentage of Fund Investments
United States	$240,705,941	43.18%
Japan	83,096,029	14.91
Germany	29,390,124	5.27
United Kingdom	28,569,000	5.13
Mexico	23,943,405	4.30
France	18,366,528	3.29
Canada	16,363,644	2.94
Italy	13,469,968	2.42
Cayman Islands	13,339,055	2.39
China	10,792,016	1.94
Romania	10,417,202	1.87
Spain	8,410,340	1.51
Netherlands	7,376,332	1.32
Tunisia	6,282,455	1.13
Belgium	5,971,304	1.07
Singapore	4,787,892	0.86
South Africa	4,582,315	0.82
Austria	2,984,555	0.54
Ireland	2,609,217	0.47
Australia	2,460,687	0.44
Luxembourg	2,418,591	0.43
Ghana	2,372,517	0.43
Egypt	2,210,908	0.40
Indonesia	1,796,152	0.32
Switzerland	1,694,713	0.30
Russia	1,345,754	0.24
Chile	1,191,807	0.21
Norway	1,077,285	0.19
Serbia	1,069,256	0.19
Nigeria	1,031,700	0.19
Bermuda	1,008,976	0.18
Finland	914,030	0.16
Philippines	809,522	0.15
Denmark	624,573	0.11
Togo	615,973	0.11
Senegal	571,285	0.10
Ivory Coast	546,464	0.10
Ukraine	512,668	0.09
Slovenia	398,255	0.07
Hungary	382,950	0.07
Thailand	249,354	0.04
Saudi Arabia	240,012	0.04
Kazakhstan	207,000	0.04
Brazil	197,339	0.04
Total	$557,405,093	100.00%
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

September 30, 2021

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$28,926,967	$—	$28,926,967
Corporate Bonds and Notes	—	175,829,734	—	175,829,734
Foreign Government Bonds and Notes	—	221,221,574	—	221,221,574
Mortgage-Backed Securities	—	59,213,967	—	59,213,967
U.S. Treasury Bonds and Notes	—	62,913,017	—	62,913,017
Short Term Investments	—	9,299,834	—	9,299,834
Total investments, at fair value:	0	557,405,093	0	557,405,093
Other Financial Investments:
Forward Foreign Currency Contracts(a)	2,331,316	—	—	2,331,316
Credit Default Swaps(a)	—	161,164	—	161,164
Futures Contracts(a)	1,714,574	—	—	1,714,574
Interest Rate Swaps(a)	—	388,743	—	388,743
Total Assets	$4,045,890	$557,955,000	$0	$562,000,890
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	(1,429,556)	—	—	(1,429,556)
Futures Contracts(a)	$(422,473)	$—	$—	$(422,473)
Total Liabilities	$(1,852,029)	$0	$0	$(1,852,029)
(a)	Credit Default Swaps, Futures Contracts, Forward Foreign Currency Contracts, and Interest Rate Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Options
The Fund may buy and sell put and call options, or write put and call options to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, the Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an over-the-counter transaction or maybe executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as the Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being

September 30, 2021

exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written.The Fund held an average market value of $3,452,000 in purchased options for the reporting period. As of September 30, 2021, there were no purchased or written options held.
Purchased and Written swaptions, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call swaption for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes an swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. The Fund held an average market value of $9,415,000 and $21,860,000 in purchased swaptions and written swaptions, respectively, for the reporting period. As of September 30, 2021, there were no purchased or written swaptions held.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 291 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $218,817,950 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $19,876,200 in credit default swaps for the reporting period.

September 30, 2021

Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $1,920,124,640 in interest rate swaps for the reporting period.

September 30, 2021